Convertible Credit Facility (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Components of Convertible Credit Facility
December 31,
	2013	2012

Principal amount of convertible debenture	$250,000	$250,000

(Deduct) add:
Bifurcation of embedded derivative liability	(156,646)	(156,646)
Accretion of discount	347	243

Carrying amount of debt host contract	93,701	93,597

Embedded derivative liability	3,395	8,876

Convertible credit facility	97,096	102,473

Accrued interest	2,301	6,301

Transaction costs allocated to deferred charges	(2,794)	(2,796)

Net carrying amount of convertible credit facility	$96,603	$105,978

Monte Carlo Valuation Model Assumptions

Assumptions used in the Monte Carlo valuation model are as follows:

	December 31,
	2013	2012

Floor conversion price	Cdn$8.88	Cdn$8.88
Ceiling conversion price	Cdn$11.88	Cdn$11.88
Common share price	Cdn$0.84	Cdn$2.05
Expected volatility	71%	70%
Risk-free rate of return	3.11%	2.26%
Foreign exchange spot rate (U.S. Dollar equivalent to Cdn$1)	0.94	1.01
Forward foreign exchange rate curve (U.S. Dollar equivalent to Cdn$1)	0.92 - 0.94	0.96 - 1.01